Accounts Receivable, Net - Schedule of Analysis of the Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Analysis of the Allowance for Credit Losses [Abstract]
Balance, beginning of year	¥ 5,097	$ 699	¥ 3,546	¥ 2,215
Credit losses from acquisition				(1,459)
Additions	584	80	1,530	2,739
Exchange difference	1		21	51
Balance, end of year	¥ 5,682	$ 779	¥ 5,097	¥ 3,546